Debt and Financing Arrangements (Narrative) (Details)	11 Months Ended	12 Months Ended														3 Months Ended					3 Months Ended																																				11 Months Ended						3 Months Ended									11 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	11 Months Ended				11 Months Ended				11 Months Ended								11 Months Ended					11 Months Ended
	Dec. 29, 2013 USD ($)	Apr. 29, 2012 USD ($)	Jun. 07, 2013 USD ($)	Apr. 28, 2013 USD ($)	Dec. 29, 2013 7.125% U.S. Dollar Notes due August 2039 [Member] USD ($)	Jun. 07, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 28, 2013 7.125% U.S. Dollar Notes due August 2039 [Member] USD ($)	Apr. 29, 2012 7.125% U.S. Dollar Notes due August 2039 [Member] USD ($)	Dec. 29, 2013 $2.95 Billion, Term B-1 Loan [Member] USD ($)	Apr. 28, 2013 $2.95 Billion, Term B-1 Loan [Member] USD ($)	Apr. 29, 2012 $2.95 Billion, Term B-1 Loan [Member] USD ($)	Jun. 07, 2013 4.25% Senior Secured Notes [Member] USD ($)	Dec. 29, 2013 Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Apr. 28, 2013 Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Apr. 29, 2012 Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Jul. 29, 2012 Japanese Yen Credit Agreement due October 2012 [Member]	Jul. 29, 2012 Japanese Yen Credit Agreement due October 2012 [Member] JPY (¥)	Dec. 29, 2013 Japanese Yen Credit Agreement due October 2012 [Member] USD ($)	Apr. 28, 2013 Japanese Yen Credit Agreement due October 2012 [Member] USD ($)	Apr. 29, 2012 Japanese Yen Credit Agreement due October 2012 [Member] USD ($)	Jul. 29, 2012 Japanese Yen Credit Agreement Due October 2015 [Member]	Jul. 29, 2012 Japanese Yen Credit Agreement Due October 2015 [Member] JPY (¥)	Dec. 29, 2013 Japanese Yen Credit Agreement Due October 2015 [Member] USD ($)	Apr. 28, 2013 Japanese Yen Credit Agreement Due October 2015 [Member] USD ($)	Apr. 29, 2012 Japanese Yen Credit Agreement Due October 2015 [Member] USD ($)	Apr. 28, 2013 Portion of short term debt to pay off commercial paper [Member] [Member] USD ($)	Apr. 28, 2013 Credit agreement 1.5 Billion [Member] USD ($)	Dec. 29, 2013 1.50% U.S. Dollar Notes due March 2017 [Member] USD ($)	Apr. 28, 2013 1.50% U.S. Dollar Notes due March 2017 [Member] USD ($)	Apr. 29, 2012 1.50% U.S. Dollar Notes due March 2017 [Member] USD ($)	Dec. 29, 2013 2.85% U.S. Dollar Notes Due March 2022 [Member] USD ($)	Apr. 28, 2013 2.85% U.S. Dollar Notes Due March 2022 [Member] USD ($)	Apr. 29, 2012 2.85% U.S. Dollar Notes Due March 2022 [Member] USD ($)	Dec. 29, 2013 2.00% U.S. Dollar Notes due September 2016 [Member] USD ($)	Apr. 28, 2013 2.00% U.S. Dollar Notes due September 2016 [Member] USD ($)	Apr. 29, 2012 2.00% U.S. Dollar Notes due September 2016 [Member] USD ($)	Oct. 26, 2011 2.00% U.S. Dollar Notes due September 2016 [Member] USD ($)	Dec. 29, 2013 3.125% U.S. Dollar Notes due September 2021 [Member] USD ($)	Apr. 28, 2013 3.125% U.S. Dollar Notes due September 2021 [Member] USD ($)	Apr. 29, 2012 3.125% U.S. Dollar Notes due September 2021 [Member] USD ($)	Oct. 26, 2011 3.125% U.S. Dollar Notes due September 2021 [Member] USD ($)	Apr. 28, 2013 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member] USD ($)	Apr. 29, 2012 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member] USD ($)	Jul. 27, 2011 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member] USD ($)	Dec. 29, 2013 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Apr. 28, 2013 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Apr. 29, 2012 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Jul. 27, 2011 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member] USD ($)	Apr. 28, 2013 6.625% U.S. Dollar Notes due July 2011 [Member]	Jul. 15, 2011 6.625% U.S. Dollar Notes due July 2011 [Member] USD ($)	Apr. 28, 2013 6.00% U.S. Dollar Notes due March 2012 [Member]	Mar. 15, 2012 6.00% U.S. Dollar Notes due March 2012 [Member] USD ($)	Dec. 29, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Apr. 28, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Apr. 29, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Jan. 25, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Dec. 29, 2013 8.0% Heinz Finance Preferred Stock due July 2013 [Member] USD ($)	Apr. 28, 2013 8.0% Heinz Finance Preferred Stock due July 2013 [Member] USD ($)	Apr. 29, 2012 8.0% Heinz Finance Preferred Stock due July 2013 [Member] USD ($)	Jul. 29, 2012 Swap [Member] Japanese Yen Credit Agreement due October 2012 [Member] USD ($)	Jul. 29, 2012 Swap [Member] Japanese Yen Credit Agreement Due October 2015 [Member]	Jan. 25, 2012 Interest Rate Swap [Member] U.S. Dollar Remarketable Securities due December 2020 [Member] USD ($)	Jul. 27, 2011 Debt Instrument, Maturity Period, Three Years [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Jul. 27, 2011 Debt Instrument, Maturity Period, Five Years [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Jul. 27, 2011 Debt Instrument, Maturity Period, Five Years [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Jul. 27, 2011 Debt Instrument, Maturity Period, Seven Years [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Jul. 27, 2011 Debt Instrument, Maturity Period, Seven Years [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Jul. 27, 2011 Debt Instrument, Maturity Period, Ten Years [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Dec. 29, 2013 Cash [Member] USD ($)	Jun. 07, 2013 Cash [Member] USD ($)	Jun. 07, 2013 Long-term Debt [Member] USD ($)	Dec. 29, 2013 Successor [Member] USD ($)	Jun. 07, 2013 Predecessor [Member] USD ($)	Apr. 28, 2013 Predecessor [Member] USD ($)	Apr. 29, 2012 Predecessor [Member] USD ($)	Apr. 27, 2011 Predecessor [Member] USD ($)	Jun. 08, 2013 Senior Debt Obligations [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] Successor [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] Successor [Member] $2.95 Billion, Term B-1 Loan [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] Successor [Member] Credit Agreement, 6.55 Billion, Term B-2 Loan [Member] USD ($)	Dec. 29, 2013 Senior Debt Obligations [Member] Predecessor [Member] USD ($)	Dec. 29, 2013 Roll Over Notes [Member] 7.125% U.S. Dollar Notes due August 2039 [Member]	Dec. 29, 2013 Revolving Credit Facility [Member] USD ($)	Jun. 07, 2013 Senior Notes [Member] 4.25% Senior Secured Notes [Member]	Dec. 29, 2013 Term Loan [Member] Debt Instrument, Maturity Period, Six Years [Member]	Dec. 29, 2013 Term Loan [Member] Debt Instrument, Maturity Period, Five Years [Member]	Dec. 29, 2013 Term Loan [Member] Debt Instrument, Maturity Period, Seven Years [Member]	Apr. 28, 2013 Minimum [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Apr. 28, 2013 Minimum [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Dec. 29, 2013 Maximum [Member]	Apr. 28, 2013 Maximum [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Apr. 28, 2013 Maximum [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Dec. 29, 2013 Base Rate [Member] Minimum [Member] Term Loan [Member]	Dec. 29, 2013 Base Rate [Member] Minimum [Member] Term Loan [Member] Term Loan, Base Rate, Two Percent Floor [Member]	Dec. 29, 2013 Base Rate [Member] Maximum [Member] Term Loan [Member]	Dec. 29, 2013 Base Rate [Member] Maximum [Member] Term Loan [Member] Term Loan, Base Rate, Two Percent Floor [Member]	Dec. 29, 2013 London Interbank Offered Rate (LIBOR) [Member] Term Loan [Member]	Dec. 29, 2013 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member] Term Loan [Member]	Dec. 29, 2013 London Interbank Offered Rate (LIBOR) [Member] Minimum [Member] Term Loan [Member] Term Loan, Base Rate, One Percent Floor [Member]	Dec. 29, 2013 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member] Term Loan [Member]	Dec. 29, 2013 London Interbank Offered Rate (LIBOR) [Member] Maximum [Member] Term Loan [Member] Term Loan, Base Rate, One Percent Floor [Member]	Dec. 29, 2013 2015 [Member] Senior Debt Obligations [Member]	Dec. 29, 2013 2016 [Member] Senior Debt Obligations [Member]	Dec. 29, 2013 Thereafter [Member] Senior Debt Obligations [Member]	Dec. 29, 2013 Foreign Line of Credit [Member] USD ($)
Debt Instrument [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Senior Credit Facility			$ 11,500,000,000																																																																		$ 9,500,000,000	$ 9,500,000,000	$ 3,100,000,000
Debt Instrument, Face Amount																	15,000,000,000					15,000,000,000				1,100,000,000	1,500,000,000			300,000,000			300,000,000				300,000,000				400,000,000			500,000,000				100,000,000		750,000,000		599,631,000				119,000,000
Short-term Debt	143,689,000	46,460,000		1,137,181,000																																																																				143,689,000		1,137,181,000	46,460,000
Short-term Debt, Weighted Average Interest Rate	2.10%	5.10%		1.40%
Maximum borrowing capacity																											1,500,000,000																																																					2,950,000,000	6,550,000,000																									217,900,000
Long-term Debt	14,725,411,000	4,851,785,000		4,749,096,000	1,026,881,000		628,082,000	626,747,000	2,929,213,000	0	0	0.0425	6,518,524,000	0	0			0	0	186,869,000			0	152,983,000	0			17,743,000	299,648,000	299,556,000	5,599,000	299,565,000	299,516,000	58,308,000	299,933,000	299,913,000		34,433,000	395,772,000	395,268,000		500,000,000	500,000,000		0	100,000,000	100,000,000						0	119,000,000	119,000,000		0	350,000,000	350,000,000													14,725,411,000												2,000,000,000
Interest rate on notes issued						7.125%	7.125%																				1.28%		1.50%	1.50%		2.85%	2.85%		2.00%		2.00%		3.125%		3.125%								6.625%		6.00%					6.049%																											7.125%		4.25%				2.11%	2.86%		4.23%	3.55%
Derivative Asset, Notional Amount																																																														119,000,000
Long-term Debt, Weighted Average Interest Rate																																												3.48%				3.38%
Debt Instrument, Maturity Period																3 years	3 years				3 years	3 years																																									3 years	5 years	5 years	7 years	7 years	10 years																		6 years	5 years	7 years
Debt Instrument, Basis Spread on Variable Rate																																																																																														50.00%	125.00%	100.00%	150.00%		150.00%	225.00%	200.00%	250.00%
LIBOR Floor																																																																																																		1.00%
Base Rate Floor																																																																																																		2.00%
Derivative, Amount of Hedged Item																																																												188,500,000.0
Derivative, Fixed Interest Rate																																																													2.22%
Preferred stock, dividend rate, percentage																																																									8.00%
Amount Of Accounts Receivable Securitization Program			175,000,000
Receivables derecognized Under Receivable Securitization Program		161,800,000		158,700,000
Increase (decrease) in accounts receivable from securitization	(3,100,000)	132,800,000
Fair value of deferred purchase price		56,800,000		53,600,000
Increase (Decrease) in Interests Continued to be Held by Transferor, Current	3,200,000	117,100,000
Debt issuance costs																																																																								(320,824,000)	0	0	0	0	315,900,000	320,800,000
Amortization of deferred debt issuance costs																																																																								29,091,000	867,000	4,692,000	3,576,000	3,836,000			29,100,000			900,000
Debt Instrument, Redemption Price, Percentage	104.25%																																																																																																						102.125%	101.0625%	100.00%
Debt Instrument, Covenant, Redemption Price, Percentage, Change in Ownership	101.00%
Debt Instrument, Redemption Amount, Percent																																																																																																							40.00%
Debt Instrument, Collateral, Capital Stock, Foreign Subsidiaries, Percent																																																																																											65.00%
Debt Instrument, Covenant Compliance, Leverage Ratio Threshold																																																																																				50,000,000
Pledged Assets Separately Reported, Finance Receivables Pledged as Collateral, at Fair Value	$ 140,000,000